Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	¥ 16,466,167	¥ 16,296,522
Net change during the fiscal year	1,476,303	637,108	¥ 552,485
Balance at end of fiscal year	18,477,213	16,466,167	16,296,522
Accumulated other comprehensive income (loss), net of taxes:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	844,192	227,033	(289,481)
Net change during the fiscal year	1,377,071	617,159	516,514
Balance at end of fiscal year	2,221,263	844,192	227,033
Net unrealized losses (gains) on investment securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	(883,466)	(674,230)	(383,004)
Net change during the fiscal year	55,707	(209,236)	(291,226)
Balance at end of fiscal year	(827,759)	(883,466)	(674,230)
Net debt valuation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	3,268	(14,538)	(37,862)
Net change during the fiscal year	(44,650)	17,806	23,324
Balance at end of fiscal year	(41,382)	3,268	(14,538)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	594	5,969	19,029
Net change during the fiscal year	(388)	(5,375)	(13,060)
Balance at end of fiscal year	206	594	5,969
Defined benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	8,304	29,124	(20,382)
Net change during the fiscal year	381,014	(20,820)	49,506
Balance at end of fiscal year	389,318	8,304	29,124
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	1,715,492	880,708	132,738
Net change during the fiscal year	985,388	834,784	747,970
Balance at end of fiscal year	¥ 2,700,880	¥ 1,715,492	¥ 880,708